INVESTMENTS IN COMPANIES AND ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2021
Investments in and Advances to Affiliates [Line Items]
Schedule of summarized data of the financial statements of associates
	December 31,
	2021	2020

Assets	$324,691	$321,153
Liabilities	$491,157	$459,620
Income	$59,961	$59,294
Net loss	$(10,949)	$(11,947)

*)	The information presented does not include excess cost and goodwill.

300 South Riverside Plaza [Member]
Investments in and Advances to Affiliates [Line Items]
Schedule of investment
	December 31,
	2021	2020

Invested in equity	$13,142	$13,142
Accumulated net loss	(13,142)	(11,214)

Total investment	$-	$1,928

Two Penn Center Plaza [Member]
Investments in and Advances to Affiliates [Line Items]
Schedule of investment
	December 31,
	2021	2020

Invested in equity	$4,025	$4,025
Distributions	(4,006)	(1,794)
Accumulated net income	1,979	1,110

Total investment	$1,998	$3,341